                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 1999.

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)

If amended report, check here: / /

Folksamerica Holding Company, Inc.
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Name of Institutional Investment Manager

One Liberty Plaza               New York              NY               10006
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Business Address   (Street)     (City)             (State)              (Zip)

Michael S. Paquette       (603) 640-2205    Senior Vice President and Controller
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION

   INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
              VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(a).

     The institutional investment manager submitting this Form and its attachments are the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Hanover and State of New Hampshire on the 11th day of February, 2000.

                                         Folksamerica Holding Company, Inc.
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                                     (Name of Institutional Investment Manager)

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                                    (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                 13F File No.:     Name:                 13F File No.:
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FOLKSAMERICA HOLDING COMPANY, INC.

February 11, 2000

Securities and Exchange Commission
Washington, DC

A report on Form 13F for the Quarter Ended December 31, 1999 has been filed by White Mountains Insurance Group, Ltd. with respect to securities over which Folksamerica Holding Company, Inc. has investment discretion.